TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Receivables

Amounts in € ‘000	2020	2019
Trade receivables	19,149	21,427
Prepaid expenses	3,271	2,279
Value added tax	1,323	1,193
Other receivables	1,877	772
Taxes and social securities	3,616	66
Balance at December 31	29,236	25,737